Auditor's remuneration	12 Months Ended
Dec. 31, 2017
Auditor's remuneration
Auditor's remuneration

5 Auditor’s remuneration

Ernst & Young LLP (EY) are the Group’s auditors for the audit of the 2017 annual accounts. Amounts paid to EY for statutory audit and other services are set out below:

	2017	2016
EY	£m	£m
Fees payable for the audit of the Group’s annual accounts	1.2	1.2
Fees payable to the auditor and its associates for other services to the Group
- the audit of the Bank’s subsidiaries pursuant to legislation	1.5	1.5

Total audit and audit-related assurance service fees	2.7	2.7

Fees payable to the auditor for non-audit services are disclosed in the consolidated financial statements of The Royal Bank of Scotland Group plc.